Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001865506
Document Type	S-1/A
Entity Registrant Name	ZEO ENERGY CORP.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Pursuant to Rule 429 under the Securities Act, the first prospectus contained in this Registration Statement on Form S-1 (referred to herein as the Registration Statement) of Zeo Energy Corp., a Delaware corporation (the “Company”), will be used as a combined prospectus in connection with this Registration Statement and the registrant’s Registration Statement on Form S-4 (File No. 333-274551) that was originally declared effective by the Securities and Exchange Commission on February 13, 2024 (as amended, the “S-4”) and Registration Statement on Form S-1 (File No. 333- 278769) that was originally declared effective by the Securities and Exchange Commission on May 31, 2024 (as amended, the “Prior S-1”). Accordingly, this Registration Statement also constitutes Post-Effective Amendment No. 3 on Form S-4 to the S-4 and Post-Effective Amendment No. 4 on Form S-1 to the Prior S-1. Such Post-Effective Amendments will become effective concurrently with the effectiveness of this Registration Statement accordance with Section 8(c) of the Securities Act.The Company initially filed the Prior S-1 with the Securities and Exchange Commission (“SEC”) on April 17, 2024, as amended on May 23, 2024, which was declared effective by the SEC on May 31, 2024 and subsequently amended by Post-Effective Amendment No. 1 to the Registration Statement on S-1 filed with SEC on September 27, 2024, and declared effective by the SEC on October 1, 2024 (“Post-Effective Amendment No. 1 to the Prior S-1”), which was then amended by Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 filed with the SEC on February 7, 2025, and declared effective by the SEC on February 11, 2025 (“Post-Effective Amendment No. 2 to Prior S-1”), then further amended by Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 filed with the SEC on July 22, 2025, and declared effective by the SEC on July 29, 2025 (“Post Effective Amendment No. 3 to Prior S-1”), and which was supplemented by a Prospectus Supplement filed with the SEC on August 21, 2025. together with the Prior S-1, Post-Effective Amendment No. 1, Post Effective Amendment No. 2 and Post-Effective Amendment No. 3, the “Prior S-1, as Amended and Supplemented”). The Company had previously filed a registration statement on Form S-4 (File No. 333-274551) that was originally declared effective by SEC on February 13, 2024 (as amended, the “S-4”).Pursuant to Rule 429 under the Securities Act, the first prospectus included in this Registration Statement is a combined prospectus and also relates to all the securities registered for resale and remaining unsold under the Prior S-1, as Amended and Supplemented. Accordingly, this registration statement, which is a new registration statement also constitutes Post-Effective Amendment No. 4 to the Prior S-1, as Amended and Supplemented and Supplemented and Post-Effective Amendment No. 3 to the S-4, which shall hereafter become effective concurrently with the effectiveness of this Registration Statement.In addition, the Registration Statement contains two prospectuses, as set forth below. ●Resale Prospectus – a combined prospectus as described above to be used for the resale by the selling shareholders named therein of (i) 39,605,259 shares of Class A Common Stock remaining for resale under the Prior S-1, as Amended and Supplemented; (ii) 1,851,851 shares of Class A Common Stock issued to LHX (as defined below) as partial repayment of the Lumio Promissory Note (as defined below), (iii) 677,711 shares of Class A Common Stock issued to Piper Sandler, and (iv) 8,080,000 shares of Class A Common Stock issued to LHX as compensation for the Lumio Assets; and ● ELOC Prospectus – a prospectus to be used for resale from time to time (i) up to 11,454,607 shares the Class A Common Stock, by White Lion Capital, LLC (“White Lion” and the financing transaction between the Company and White Lion, the “White Lion Transaction”) and (ii) $100,000 worth of Class A Common Stock which the Company is contractually obligated to issue to White Lion as a commitment fee. The ELOC Prospectus is substantively identical to the Resale Prospectus, except for the following principal points: ●they contain different outside and inside front covers and back covers; ●they contain different Summary section beginning on page Alt-2; ●they contain different Use of Proceeds sections on page Alt- 15; ●they contain different Selling Shareholder section on page Alt-16; ●a section describing the White Lion Transaction is added in the ELOC Prospectus; and ●they contain different Plan of Distribution on page Alt-17.The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Resale Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the ELOC Prospectus as compared to the Resale Prospectus . The Resale Prospectus will exclude the Alternate Pages and will be used for the offering by the selling stockholders named therein. The ELOC Prospectus will be substantively identical to the Resale Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by White Lion.Unless we explicitly state otherwise or the context otherwise indicates clearly, “prospectus” refers to the Resale Prospectus.The sales of our common stock pursuant to the Resale Prospectus and the ELOC Prospectus may result in two offerings taking place concurrently, which could affect the price and liquidity of, and demand for, our common stock. This risk and other risks are included in “Risk Factors” beginning on page 12 of the Resale Prospectus.The Company previously paid a registration fee of $31,206.20 in connection with the filing of the Prior S-1, as Amended and Supplemented. The Company is paying concurrently herewith the registration fee of $3,184.18 in connection with the registration of 22,064,169 shares of Common Stock.
Amendment Flag	true